Financial income and expense - Disclosure of Detailed Information about Financial Income (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Interest income on financial assets held at amortized cost	SFr 244	SFr 17
Net foreign exchange gain	2,591	1,528
Total	SFr 2,835	SFr 1,545